Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A (TICKER CAPAX)
CLASS B (TICKER CAPBX)
CLASS C (TICKER CAPCX)
CLASS F (TICKER CAPFX)

SUPPLEMENT TO Summary PROSPECTUS DATED jANUARY 31, 2011

Under the heading entitled, “FUND MANAGEMENT,” please add the following to the list of portfolio managers:

Christopher J. Smith, Senior Portfolio Manager, has been the Fund's portfolio manager since July 2011.

July 28, 2011

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450915 (7/11)